UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

SEMI-ANNUAL REPORT	APRIL 30, 2022

Investment Adviser: PineBridge Investments LLC

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-225-4164; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 39.3%

	Shares	Value

Argentina — 0.1%
MercadoLibre *	313	$304,746

Australia — 0.0%
Xero *	1,045	69,273

Austria — 0.2%
ANDRITZ	698	29,788
BAWAG Group	700	33,419
OMV	1,407	72,209
UNIQA Insurance Group	2,028	15,526
Verbund	5,878	629,657

		780,599

Belgium — 0.0%
Aedifica	359	42,663
Barco	1,016	22,906
bpost	1,295	7,738
Cofinimmo	238	32,075
D’ieteren Group	187	30,289
Fagron	809	15,177

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Belgium — continued
KBC Ancora	483	$19,547

		170,395

Brazil — 0.3%
Itau Unibanco Holding ADR	99,000	474,210
JBS	5,700	43,696
Localiza Rent a Car	26,500	285,478
Lojas Renner *	26,150	126,203
Raia Drogasil	25,400	107,478
Suzano ADR	13,462	135,966

		1,173,031

Canada — 0.1%
Algonquin Power & Utilities	15,654	226,649
CGI, Cl A *	454	36,203
Northland Power	6,652	200,753
Shopify, Cl A *	17	7,272
Toronto-Dominion Bank	86	6,212

		477,089

Chile — 0.0%
Enel Americas	744,989	78,014

China — 0.4%
Alibaba Group Holding ADR *	8,648	839,634
Baidu ADR *	3,140	389,894
Bilibili ADR *	439	10,685
Pinduoduo ADR *	12,517	539,358

		1,779,571

Denmark — 0.3%
ALK-Abello *	1,120	24,598
AP Moller - Maersk, Cl A	26	74,101
Bavarian Nordic *	382	7,324
Chemometec	117	13,344
FLSmidth	483	13,330
H Lundbeck	672	15,482
ISS *	1,229	20,386
Jyske Bank *	660	36,845
Netcompany Group *	269	15,012
Orsted	3,915	437,377
Royal Unibrew	399	34,612
Scandinavian Tobacco Group	950	19,943
SimCorp	244	17,204

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Denmark — continued
Vestas Wind Systems	29,478	$756,047

		1,485,605

Finland — 0.1%
Cargotec, Cl B	388	13,367
Fortum	8,758	145,918
Konecranes, Cl A	618	17,275
Metso Outotec	4,312	36,847
Musti Group	377	8,882
QT Group *	117	10,187
TietoEVRY	885	22,193
Tokmanni Group	754	9,802
Valmet	1,021	27,349

		291,820

France — 0.2%
ALD	1,367	18,593
Altarea SCA	56	8,534
Alten	264	35,335
BNP Paribas	1,289	66,721
CGG *	27,039	30,795
Cie Plastic Omnium	926	15,006
Coface *	1,229	14,847
Dassault Systemes	3,051	134,794
Elior Group *	1,329	4,037
Engie	16,378	193,783
Eutelsat Communications	1,766	19,569
Fnac Darty	231	11,380
ICADE	426	25,390
IPSOS	389	18,700
JCDecaux *	765	16,273
Neoen	429	17,061
Nexans	186	16,934
Nexity	452	13,734
Rexel	2,051	41,992
Rubis SCA	637	16,976
Schneider Electric	989	141,585
SES, Cl A	2,354	21,054
Sopra Steria Group	128	22,589
SPIE	1,421	33,481
Trigano	99	12,737
Valeo	6,011	108,866

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

France — continued
Virbac	31	$12,538

		1,073,304

Germany — 0.8%
AIXTRON	758	19,265
Allianz	471	105,979
Amadeus Fire	81	11,387
Aurubis	404	46,071
Bilfinger	422	16,989
CANCOM	308	14,814
Cewe Stiftung & KGAA	104	9,481
CompuGroup Medical & KgaA	248	13,270
CTS Eventim & KGaA *	414	27,665
Dermapharm Holding	145	8,248
Deutsche Post	2,028	86,056
Deutz	1,464	6,523
Duerr	510	13,226
E.ON	60,304	627,913
Eckert & Ziegler Strahlen- und Medizintechnik	102	5,118
Encavis	1,006	21,956
Evotec *	728	17,676
flatexDEGIRO *	426	7,270
Fraport Frankfurt Airport Services Worldwide *	294	15,579
Freenet	1,340	36,736
Global Fashion Group *	661	1,237
Hornbach Holding & KGaA	93	11,184
HUGO BOSS	492	27,619
Hypoport *	30	8,234
Infineon Technologies	8,954	255,710
Jenoptik	555	15,591
KION Group	1,540	85,594
Kloeckner	1,182	15,285
Krones	179	13,748
Merck KGaA	1,777	330,501
MorphoSys *	297	6,240
Nagarro *	75	10,569
Nordex *	948	13,703
Pfeiffer Vacuum Technology	83	14,785
ProSiebenSat.1 Media	1,419	16,271
Rheinmetall	337	75,338
RWE	6,537	271,128
S&T	316	5,350

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Germany — continued
SAP	3,430	$346,808
Shop Apotheke Europe *	101	8,418
Siemens	652	79,118
Siemens Energy	38,573	739,800
Sixt	179	23,312
Software	483	14,907
Stroeer & KGaA	332	19,849
TAG Immobilien	974	19,510
Varta	115	10,788

		3,551,819

Greece — 0.2%
JUMBO *	42,626	692,910

Hong Kong — 0.4%
China Merchants Bank, Cl H	1,000	6,044
China Overseas Property Holdings	65,000	76,761
China Petroleum & Chemical, Cl H	234,000	114,758
China Shenhua Energy, Cl H	7,500	23,973
Chow Tai Fook Jewellery Group	83,400	139,670
Geely Automobile Holdings	216,000	334,654
Haidilao International Holding *	6,000	11,697
Industrial & Commercial Bank of China, Cl H	341,000	207,539
JD Health International *	1,700	10,673
JD.com, Cl A *	9	291
Lenovo Group	30,000	28,963
PetroChina, Cl H	114,000	54,411
Shenzhou International Group Holdings	29,200	398,291
WuXi AppTec, Cl H	1,000	13,707
Wuxi Biologics Cayman *	56,500	419,088
Xinyi Solar Holdings	8,000	11,999

		1,852,519

Hungary — 0.2%
OTP Bank Nyrt	6,407	191,181
Richter Gedeon Nyrt	28,761	572,961

		764,142

India — 0.6%
Adani Green Energy *	610	22,932
Angel One	20,369	515,128
Avenue Supermarts *	4,448	227,394
Divi’s Laboratories	6,671	391,520
Hindustan Unilever	11,542	335,394

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

India — continued
Info Edge India	3,527	$212,140
Jubilant Foodworks	25,160	178,149
Reliance Industries	11,944	431,760
Tata Consultancy Services	8,041	370,754

		2,685,171

Indonesia — 0.1%
Bank Central Asia	1,044,600	580,522

Ireland — 0.0%
AIB Group	6,307	13,850
Bank of Ireland Group	6,355	38,430
Glanbia	1,323	15,944
Glenveagh Properties *	10,269	12,131

		80,355

Italy — 0.6%
Anima Holding	4,309	21,155
Banca Generali	801	26,510
Banco BPM	9,080	28,452
BPER Banca	9,894	16,566
Brunello Cucinelli	409	20,931
De’ Longhi	659	15,984
Enel	22,391	145,516
ERG	9,145	315,577
Interpump Group	616	24,935
Leonardo	3,216	33,057
Prysmian	30,589	993,941
Reply	176	25,874
Salvatore Ferragamo	772	13,400
Sesa	104	15,020
STMicroelectronics	10,104	373,526
Terna - Rete Elettrica Nazionale	53,802	437,887
Tod’s *	208	8,228
Unipol Gruppo	5,369	29,216

		2,545,775

Japan — 8.6%
Advantest	5,900	404,708
Ajinomoto	45,300	1,193,084
Asahi Group Holdings	21,800	812,828
Asics	20,700	324,571
Canon	6,500	148,921
Concordia Financial Group	115,800	414,707

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Daifuku	3,600	$221,875
Dai-ichi Life Holdings	52,200	1,029,398
Daiichi Sankyo	56,300	1,410,863
FANUC	5,200	804,229
Fast Retailing	100	45,962
Fuji Electric	12,300	541,093
Fuji Oil Holdings	8,500	120,151
Fujikura	168,100	799,598
Fujitsu	1,000	142,526
Harmonic Drive Systems	2,900	73,219
Hitachi	27,300	1,270,348
Hoya	200	19,706
ITOCHU	37,700	1,134,686
JCR Pharmaceuticals	20,200	375,696
JMDC *	5,000	241,895
KDDI	5,900	199,671
Keyence	6,000	2,423,971
Koito Manufacturing	3,700	135,145
Lawson	1,900	69,568
M&A Capital Partners *	18,400	572,277
Meiko Electronics	400	10,621
Menicon	17,800	378,216
MINEBEA MITSUMI	20,900	402,995
MISUMI Group	7,200	179,656
Mitsubishi Electric	30,000	315,178
Mitsubishi UFJ Financial Group	243,800	1,398,821
Mitsui Fudosan	39,900	841,090
Morinaga Milk Industry	16,100	648,056
NEC	33,900	1,313,366
Nidec	9,000	593,649
Nippon Telegraph & Telephone	89,000	2,635,788
Nitori Holdings	4,000	408,606
Nittoku	15,400	229,089
NTT Data	25,600	471,081
Pan Pacific International Holdings	41,300	635,533
Raito Kogyo	36,400	543,495
Recruit Holdings	1,300	48,115
Renesas Electronics *	30,700	330,483
Rengo	97,100	575,041
Santen Pharmaceutical	72,300	590,295
Seven & i Holdings	29,400	1,289,930

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Shin-Etsu Chemical	7,100	$979,438
SHO-BOND Holdings	1,700	71,573
SMC	400	192,137
Solasto	7,100	49,053
Sony Group	16,100	1,384,085
Sumitomo Electric Industries	6,900	73,689
Sumitomo Mitsui Financial Group	34,700	1,033,850
Sumitomo Pharma	3,800	33,717
Suzuki Motor	11,300	341,855
Taiyo Holdings	14,800	353,502
Tokyu	139,100	1,693,362
Toyota Motor	115,000	1,973,607
Trend Micro *	6,600	368,508
Ushio	20,200	262,099
Yamaha	12,800	490,299
Yaskawa Electric	3,300	111,675

		38,182,249

Mexico — 0.3%
Grupo Bimbo, Ser A	67,200	206,903
Grupo Financiero Banorte, Cl O	92,800	611,648
Wal-Mart de Mexico	164,100	581,646

		1,400,197

Netherlands — 0.1%
Adyen *	7	11,628
Alfen Beheer BV *	157	14,169
Arcadis	796	33,087
ASR Nederland	1,219	55,103
BE Semiconductor Industries	439	26,435
Corbion	506	17,546
Euronext	512	41,030
Galapagos *	339	19,800
IMCD	363	57,879
Koninklijke Ahold Delhaize	4,387	128,887
PostNL	2,956	9,663
Signify	763	32,055
TKH Group	339	16,597
Wereldhave	1,142	18,671

		482,550

New Zealand — 0.1%
Meridian Energy	144,264	438,467

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Norway — 0.2%
Aker, Cl A	267	$21,781
Aker Carbon Capture *	3,291	6,562
Aker Solutions	5,399	18,654
Crayon Group Holding *	448	6,622
Entra	1,447	23,932
Equinor	6,899	233,984
Kahoot! *	1,659	4,030
Kongsberg Gruppen	838	36,055
Leroy Seafood Group	2,263	21,309
NEL *	10,129	14,403
Nordic Semiconductor *	1,145	22,932
Salmar	567	46,455
Scatec	781	9,459
SpareBank 1 SR-Bank	1,815	23,176
Storebrand	4,074	35,416
TOMRA Systems	741	29,108
Yara International	3,725	189,359

		743,237

Poland — 0.1%
Powszechny Zaklad Ubezpieczen	46,445	320,920

Portugal — 0.2%
Banco Comercial Portugues, Cl R	91,270	14,035
EDP - Energias de Portugal	41,526	192,995
EDP Renovaveis	31,403	744,062
Jeronimo Martins SGPS	4,945	103,140

		1,054,232

Russia — –%
Yandex, Cl A *(A) (B) (C)	16,554	–

South Africa — 0.2%
Absa Group	34,925	377,066
Anglo American Platinum	370	41,194
FirstRand	118,219	509,209

		927,469

South Korea — 0.7%
Celltrion	1	139
Doosan Bobcat	25,300	823,536
Hanwha Solutions *	24,590	619,635
Kumho Petrochemical	287	34,881
Samsung Electronics	6,566	348,244

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — continued
SK Hynix	14,060	$1,223,169

		3,049,604

Spain — 0.7%
Acciona	6,875	1,345,755
Acerinox	5,307	55,978
Almirall	922	11,959
Amadeus IT Group, Cl A *	1,103	69,317
Banco de Sabadell	35,516	27,556
Bankinter	5,808	34,421
Cia de Distribucion Integral Logista Holdings	841	15,487
Endesa	7,608	159,441
Fluidra	641	17,390
Iberdrola	27,323	313,645
Inmobiliaria Colonial Socimi *	3,380	28,207
Laboratorios Farmaceuticos Rovi	180	12,301
Mapfre	6,504	11,893
Mediaset Espana Comunicacion *	1,594	7,123
Merlin Properties Socimi	2,403	26,174
Red Electrica	37,025	743,476
Repsol	6,528	97,358
Solaria Energia y Medio Ambiente *	829	18,443
Unicaja Banco	10,427	9,788

		3,005,712

Sweden — 0.3%
AddTech, Cl B	2,079	36,358
AFRY	972	16,074
Avanza Bank Holding	855	21,701
Axfood	1,420	42,056
Beijer Ref, Cl B	1,729	27,881
Betsson, Cl B	1,598	9,825
BICO Group, Cl B *	216	2,145
BillerudKorsnas	3,005	46,086
Bure Equity	477	11,282
Castellum	3,064	60,687
Cint Group *	999	8,224
Dometic Group	1,971	16,935
Dustin Group	960	6,846
Electrolux Professional, Cl B	1,843	10,347
Elekta, Cl B	2,793	18,833
Epiroc, Cl B	5,006	87,577
Fabege	2,652	32,215

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Sweden — continued
Fortnox	3,016	$16,195
Getinge, Cl B	1,513	43,855
Hexagon, Cl B	14,293	185,147
Hexpol	3,305	28,114
Holmen, Cl B	1,445	83,673
Indutrade	1,613	38,187
Instalco	2,065	12,727
JM	681	15,721
Kindred Group	1,429	12,487
Lifco, Cl B	1,210	25,474
Millicom International Cellular *	616	13,663
MIPS	170	12,113
Modern Times Group MTG, Cl B *	835	8,849
Mycronic	536	9,349
Nolato, Cl B	1,709	11,867
Nordic Entertainment Group, Cl B *	503	16,540
Nyfosa	1,367	15,066
Saab, Cl B	686	29,076
Sagax, Cl B	1,066	26,931
Sdiptech, Cl B *	189	6,613
Stillfront Group *	2,160	4,381
Thule Group	818	27,537
Vitrolife	432	11,139
Wallenstam, Cl B	2,028	22,500
Wihlborgs Fastigheter	1,220	21,180

		1,153,456

Switzerland — 0.2%
ABB	6,846	204,951
ams-OSRAM *	1,511	18,485
Bachem Holding, Cl B *	32	13,947
Basilea Pharmaceutica *	81	2,710
Belimo Holding	68	33,589
Bossard Holding	46	9,956
Bucher Industries	52	18,803
Burckhardt Compression Holding	34	17,358
Cembra Money Bank	348	25,147
Comet Holding	52	11,238
DKSH Holding	249	21,365
Flughafen Zurich *	144	24,344
Galenica	496	36,506
Georg Fischer	820	44,507

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Switzerland — continued
Gurit Holding *	7	$8,950
Helvetia Holding	277	35,643
Huber + Suhner	286	25,091
Idorsia *	916	15,669
Inficon Holding	15	13,687
Landis+Gyr Group	184	10,274
Medmix	202	6,803
Mobimo Holding	16	4,582
Novartis	1,549	136,922
OC Oerlikon	1,954	13,924
Peach Property Group *	173	8,902
PSP Swiss Property	425	53,605
Sensirion Holding *	86	10,295
SIG Group, Cl C	2,236	46,880
Softwareone Holding	689	9,307
Stadler Rail	396	14,463
Sulzer	198	14,859
Swissquote Group Holding	83	13,561
Tecan Group	77	22,917
VAT Group	150	46,413
Vontobel Holding	285	20,800
Zur Rose Group *	53	6,502
Zurich Insurance Group	72	32,768

		1,055,723

Taiwan — 0.6%
Airtac International Group	11,062	299,284
Cathay Financial Holding	113,000	236,515
Chailease Holding	42,050	332,303
Delta Electronics	55,000	459,881
MediaTek	8,400	232,303
Sea ADR *	102	8,441
Taiwan Semiconductor Manufacturing	59,000	1,062,954

		2,631,681

Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret	14,217	23,327
BIM Birlesik Magazalar	23,556	132,159
Eregli Demir ve Celik Fabrikalari	31,324	70,456
Ford Otomotiv Sanayi	905	18,175

		244,117

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — 0.3%
AVEVA Group	2,298	$62,759
British American Tobacco	1,490	62,418
Experian	12,294	428,981
Ferguson	2,275	287,176
SSE	14,083	327,915

		1,169,249

United States — 22.0%

Communication Services — 0.6%
Alphabet, Cl A *	283	645,860
Alphabet, Cl C *	69	158,654
Fox	6,867	246,113
Interpublic Group	20,418	666,035
Meta Platforms, Cl A *	359	71,969
Paramount Global, Cl B	15,979	465,308
Roku, Cl A *	104	9,662
Sirius XM Holdings	3,795	22,770
Twitter *	455	22,304
Warner Bros Discovery *	28,017	508,508

		2,817,183

Consumer Discretionary — 2.0%
Amazon.com *	54	134,224
AutoNation *	3,530	409,162
Best Buy	6,556	589,581
CarMax *	3,521	302,031
Dollar General	731	173,634
eBay	4,701	244,076
Etsy *	1,082	100,832
Gap	47,459	589,441
Genuine Parts	1,736	225,767
Home Depot	1,472	442,189
LKQ	6,289	312,123
Lowe’s	293	57,935
Lululemon Athletica *	50	17,731
Luminar Technologies, Cl A *	9,320	115,288
McDonald’s	1,181	294,258
Newell Brands	20,830	482,215
NVR *	19	83,148
Peloton Interactive, Cl A *	586	10,290
Planet Fitness, Cl A *	9,122	730,034
Pool	2,812	1,139,479

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
PulteGroup	3,343	$139,604
Royal Caribbean Cruises *	195	15,157
Target	2,235	511,033
Tesla *	31	26,994
TJX	3,125	191,500
Tractor Supply	2,075	418,009
Ulta Beauty *	684	271,411
Under Armour, Cl C *	9,376	133,045
VF	14,543	756,236

		8,916,427

Consumer Staples — 0.1%
Colgate-Palmolive	2,151	165,735
Costco Wholesale	33	17,547
Estee Lauder, Cl A	53	13,995
Procter & Gamble	1,935	310,664

		507,941

Energy — 0.1%
Schlumberger	13,810	538,728

Financials — 2.2%
Aflac	7,707	441,457
Ally Financial	5,960	238,162
American Express	2,871	501,592
Ameriprise Financial	955	253,543
Assurant	1,110	201,887
Bank of America	5,215	186,071
Capital One Financial	109	13,584
Cincinnati Financial	1,221	149,768
Citizens Financial Group	3,750	147,750
Comerica	5,397	442,014
Discover Financial Services	1,947	218,960
Evercore, Cl A	1,174	124,150
Everest Re Group	1,797	493,654
First Republic Bank	1,124	167,723
Huntington Bancshares	31,687	416,684
JPMorgan Chase	1,239	147,887
Lincoln National	7,053	424,238
M&T Bank	1,011	168,473
MarketAxess Holdings	2,016	531,438
Moody’s	928	293,694

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
MSCI, Cl A	2,273	$957,501
PNC Financial Services Group	1,243	206,462
Raymond James Financial	2,094	204,081
Regions Financial	23,243	481,595
S&P Global	2,392	900,588
Synchrony Financial	5,831	214,639
T Rowe Price Group	2,445	300,833
Truist Financial	5,564	269,019
US Bancorp	1,523	73,957
Zions Bancorp	5,842	330,131

		9,501,535

Health Care — 0.3%
Align Technology *	34	9,857
Amgen	34	7,928
Azenta	2,122	159,065
Boston Scientific *	369	15,539
Chemed	295	144,960
Dexcom *	39	15,935
Exact Sciences *	214	11,781
Hologic *	2,339	168,385
Intuitive Surgical *	58	13,879
Johnson & Johnson	1,756	316,888
Medtronic	150	15,654
Moderna *	99	13,306
Molina Healthcare *	374	117,230
Pfizer	301	14,770
Quidel *	707	71,138
Veeva Systems, Cl A *	780	141,921
Waters *	441	133,632

		1,371,868

Industrials — 3.3%
3M	4,009	578,178
A O Smith	11,244	656,987
AerCap Holdings *	1,817	84,872
Air Lease, Cl A	6,435	259,202
Allegion	3,558	406,466
Booz Allen Hamilton Holding, Cl A	3,232	263,828
CH Robinson Worldwide	13,595	1,443,109
Cintas	422	167,644

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Cummins	1,674	$316,704
Delta Air Lines *	419	18,030
Emerson Electric	1,306	117,775
Equifax	1,370	278,822
Expeditors International of Washington	14,606	1,447,016
Fastenal	8,008	442,922
Fortive	4,419	254,093
Generac Holdings *	756	165,851
General Electric	1,164	86,776
Honeywell International	815	157,711
Howmet Aerospace	5,511	188,035
Illinois Tool Works	3,916	771,883
Lockheed Martin	942	407,057
Northrop Grumman	1,120	492,128
Old Dominion Freight Line	962	269,475
PACCAR	5,277	438,255
Quanta Services	11,623	1,348,036
Robert Half International	4,842	476,017
Rockwell Automation	840	212,243
Snap-on	1,322	280,912
Southwest Airlines *	365	17,053
Sunrun *	19,883	397,262
Trane Technologies	3,852	538,856
TransDigm Group *	547	325,361
TransUnion	6,787	593,998
United Parcel Service, Cl B	1,606	289,048
Verisk Analytics, Cl A	955	194,868

		14,386,473

Information Technology — 10.6%
Accenture, Cl A	971	291,650
Adobe *	2,013	797,047
Advanced Micro Devices *	6,822	583,384
Akamai Technologies *	1,361	152,813
Alteryx, Cl A *	5,704	366,197
Amphenol, Cl A	2,016	144,144
Analog Devices	277	42,763
ANSYS *	7,108	1,959,604
Appian, Cl A *	1,053	50,333
Apple	5,543	873,854
Applied Materials	3,953	436,214

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Arista Networks *	2,978	$344,167
Arrow Electronics *	3,032	357,351
Atlassian, Cl A *	284	63,852
Autodesk *	1,638	310,041
Automatic Data Processing	3,044	664,140
Bill.com Holdings *	622	106,182
Block, Cl A *	134	13,338
Broadcom	1,244	689,661
Cadence Design Systems *	2,680	404,278
CDK Global	394	21,437
CDW	4,415	720,440
Ceridian HCM Holding *	475	26,662
Check Point Software Technologies *	2,264	285,921
Cisco Systems	31,761	1,555,654
Citrix Systems *	1,890	189,189
Cognex	4,083	276,133
Cognizant Technology Solutions, Cl A	3,652	295,447
Coupa Software *	828	71,456
Crowdstrike Holdings, Cl A *	96	19,081
Datadog, Cl A *	2,970	358,717
Dell Technologies, Cl C	7,111	334,288
DocuSign, Cl A *	1,285	104,085
Dropbox, Cl A *	7,111	154,664
Elastic *	484	36,852
Enphase Energy *	7,834	1,264,408
F5 *	1,140	190,847
Fidelity National Information Services	5,036	499,319
First Solar *	13,169	961,732
Five9 *	1,051	115,715
Fortinet *	1,487	429,758
Gartner *	900	261,495
GoDaddy, Cl A *	1,049	84,770
Guidewire Software *	690	59,989
Hewlett Packard Enterprise	26,198	403,711
HP	31,420	1,150,915
HubSpot *	446	169,226
Intel	304	13,251
International Business Machines	3,534	467,230
Intuit	1,217	509,619
IPG Photonics *	1,237	116,872

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Information Technology — continued
Jack Henry & Associates	1,095	$207,590
Juniper Networks	5,924	186,725
Kyndryl Holdings *	667	7,931
Lam Research	3,057	1,423,828
Marvell Technology	1,154	67,024
Mastercard, Cl A	4,149	1,507,664
Microchip Technology	2,786	181,647
Microsoft	18,720	5,195,174
MongoDB, Cl A *	353	125,290
National Instruments	2,477	89,519
nCino *	3,836	143,812
NortonLifeLock	32,512	814,101
Nutanix, Cl A *	35,133	879,379
NVIDIA	1,852	343,490
NXP Semiconductors	2,741	468,437
Okta, Cl A *	1,014	120,980
ON Semiconductor *	3,742	194,996
Oracle	10,918	801,381
Palo Alto Networks *	1,017	570,822
Paychex	1,870	236,985
Paycom Software *	1,351	380,266
Paylocity Holding *	4,304	816,167
PayPal Holdings *	2,974	261,504
PTC *	1,639	187,190
QUALCOMM	1,276	178,245
RingCentral, Cl A *	763	64,741
Roper Technologies	762	358,079
Salesforce *	2,417	425,247
Seagate Technology Holdings	9,903	812,442
ServiceNow *	1,054	503,917
Shopify, Cl A *	434	185,240
Skyworks Solutions	4,018	455,239
Snowflake, Cl A *	1,365	234,016
Splunk *	1,380	168,388
Synopsys *	1,230	352,752
TE Connectivity	2,959	369,224
Teradata *	3,000	124,050
Teradyne	2,141	225,790
Texas Instruments	4,493	764,933
Trade Desk, Cl A *	4,749	279,811

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Information Technology — continued
Trimble *	4,787	$319,293
Twilio, Cl A *	700	78,274
Tyler Technologies *	822	324,452
Unity Software *	2,833	188,139
ViaSat *	341	12,552
Visa, Cl A	6,685	1,424,774
VMware, Cl A *	4,469	482,831
Western Digital *	9,358	496,629
Western Union	41,484	695,272
WEX *	4,653	773,515
Workday, Cl A *	1,291	266,850
Zebra Technologies, Cl A *	2,555	944,481
Zendesk *	988	120,575
Zoom Video Communications, Cl A *	1,320	131,432
Zscaler *	1,214	246,126

		47,019,107

Materials — 0.8%
Celanese, Cl A	1,043	153,258
Dow	3,063	203,690
Eagle Materials	725	89,407
Mosaic	15,534	969,632
Newmont	5,071	369,422
Royal Gold	12,118	1,581,157
Sherwin-Williams	733	201,546
United States Steel	4,941	150,651

		3,718,763

Real Estate — 1.4%
American Tower	1,597	384,909
Equinix	2,305	1,657,480
Kilroy Realty	21,726	1,520,820
Orion Office ‡	603	8,092
Realty Income	8,991	623,616
SBA Communications, Cl A	2,258	783,774
Welltower	7,573	687,704
Weyerhaeuser	13,616	561,252
Zillow Group, Cl C *	310	12,344

		6,239,991

Utilities — 0.6%
Atlantica Sustainable Infrastructure	21,742	671,828

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Utilities — continued
Avangrid	14,009	$621,299
Brookfield Renewable, Cl A	16,020	575,118
Clearway Energy, Cl C	15,540	474,436
IDACORP	2,323	244,333
NextEra Energy	3,464	246,014

		2,833,028

		97,851,044

TOTAL COMMON STOCK
(Cost $180,146,773)		174,146,567

CORPORATE OBLIGATIONS — 19.2%

	Face Amount(1)
Communication Services — 0.0%
Millicom International Cellular
Callable 03/25/2024 @ $103 6.250%, 03/25/2029	$20,000	19,813

Consumer Discretionary — 0.1%
Home Depot
2.625%, 06/01/2022	238,000	238,000
Home Depot
Callable 11/15/2023 @ $100 3.750%, 02/15/2024	320,000	324,570

		562,570

Consumer Staples — 0.7%
Clorox
Callable 06/15/2022 @ $100 3.050%, 09/15/2022	288,000	288,497
General Mills
Callable 11/15/2023 @ $100 3.650%, 02/15/2024	2,774,000	2,789,186
Callable 09/12/2022 @ $100 2.600%, 10/12/2022	88,000	88,045

		3,165,728

Financials — 11.3%
American Express
Callable 07/03/2023 @ $100 3.700%, 08/03/2023	594,000	600,572

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Financials (continued)
Callable 01/22/2024 @ $100 3.400%, 02/22/2024	$3,012,000	$3,019,783
Callable 07/01/2022 @ $100 2.500%, 08/01/2022	1,238,000	1,240,011
Asian Development Bank MTN
1.875%, 08/10/2022	620,000	620,859
1.221%, SOFR INDX + 1.000%, 08/27/2026	606,000	627,239
0.250%, 07/14/2023	631,000	614,484
Australia & New Zealand Banking Group NY MTN
2.050%, 11/21/2022	7,944,000	7,941,714
Bank of Montreal MTN
0.566%, SOFR INDX + 0.270%, 04/14/2023	4,396,000	4,382,973
0.400%, 09/15/2023	2,998,000	2,895,690
Bank of New York Mellon MTN
Callable 03/26/2024 @ $100 0.557%, SOFR + 0.260%, 04/26/2024	619,000	615,257
Callable 11/07/2023 @ $100 0.350%, 12/07/2023	518,000	496,907
Canadian Imperial Bank of Commerce 1.093%, SOFR + 0.800%, 03/17/2023	3,997,000	4,003,767
0.450%, 06/22/2023	4,996,000	4,866,113
China SCE Group Holdings
Callable 06/07/2022 @ $104 7.375%, 04/09/2024	810,000	551,610
European Investment Bank
2.250%, 08/15/2022	618,000	619,267
1.375%, 05/15/2023	1,193,000	1,181,194
0.545%, SOFR + 0.290%, 06/10/2022	492,000	492,107
0.250%, 09/15/2023	632,000	612,491
Kreditanstalt fuer Wiederaufbau
1.750%, 08/22/2022	621,000	621,776
0.500%, 09/20/2024	1,238,000	1,171,219
0.250%, 04/25/2023	630,000	617,620
Morgan Stanley MTN
3.750%, 02/25/2023	601,000	605,499
3.125%, 01/23/2023	606,000	608,385
2.750%, 05/19/2022	682,000	682,410
Morgan Stanley MTN
Callable 10/24/2022 @ $100 2.584%, ICE LIBOR USD 3 Month + 1.400%, 10/24/2023	621,000	623,216

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Financials (continued)
State Street
3.700%, 11/20/2023	$582,000	$588,575
Toronto-Dominion Bank MTN
0.536%, SOFR + 0.240%, 01/06/2023	6,026,000	6,016,117
0.450%, 09/11/2023	3,157,000	3,057,018

		49,973,873

Health Care — 1.9%
AstraZeneca
0.300%, 05/26/2023	3,066,000	2,994,617
Astrazeneca Finance
Callable 06/06/2022 @ $100 0.700%, 05/28/2024	1,006,000	958,710
Gilead Sciences
Callable 01/01/2024 @ $100 3.700%, 04/01/2024	2,346,000	2,358,501
Callable 07/01/2022 @ $100 3.250%, 09/01/2022	616,000	617,493
Callable 05/16/2022 @ $100 0.750%, 09/29/2023	1,670,000	1,615,648

		8,544,969

Information Technology — 0.6%
International Business Machines
2.850%, 05/13/2022	130,000	130,074
1.875%, 08/01/2022	1,672,000	1,669,968
Microsoft
Callable 12/06/2023 @ $100 2.875%, 02/06/2024	496,000	496,610
Callable 02/01/2023 @ $100 2.375%, 05/01/2023	265,000	264,778

		2,561,430

Real Estate — 4.6%
China Resources Land MTN
Callable 12/09/2024 @ $100 3.750%, (D) (E)	295,000	289,472
China SCE Group Holdings
Callable 06/07/2022 @ $104 7.250%, 04/19/2023	1,829,000	1,464,115
CIFI Holdings Group
Callable 06/07/2022 @ $103 6.550%, 03/28/2024	2,599,000	2,190,957

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Real Estate (continued)
Callable 06/07/2022 @ $101 5.500%, 01/23/2023	$1,200,000	$1,122,000
Country Garden Holdings
Callable 06/07/2022 @ $104 8.000%, 01/27/2024	1,144,000	955,240
Callable 06/07/2022 @ $101 4.750%, 07/25/2022	636,000	620,100
Callable 06/07/2022 @ $101 4.750%, 01/17/2023	1,734,000	1,603,950
Franshion Brilliant
4.000%, 06/21/2024	680,000	659,496
Franshion Brilliant
Callable 01/03/2023 @ $100 4.000%, (D) (E)	200,000	194,000
Gemdale Ever Prosperity Investment
5.600%, 06/14/2022	261,000	259,825
Hopson Development Holdings
Callable 11/28/2023 @ $100 6.800%, 12/28/2023	1,020,000	846,855
Longfor Group Holdings
3.900%, 04/16/2023	432,000	430,380
3.875%, 07/13/2022	1,946,000	1,946,000
Powerlong Real Estate Holdings
Callable 06/07/2022 @ $104 7.125%, 11/08/2022	400,000	236,100
RKPF Overseas 2019 A
Callable 05/20/2022 @ $102 7.875%, 02/01/2023	2,782,000	2,505,191
Callable 09/30/2022 @ $103 6.700%, 09/30/2024	900,000	732,150
Vanke Real Estate Hong Kong MTN
4.200%, 06/07/2024	478,000	471,294
Westwood Group Holdings MTN
5.375%, 10/19/2023	446,000	450,522
Yanlord Land HK
Callable 05/20/2022 @ $103 6.800%, 02/27/2024	1,129,000	1,101,339

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Real Estate (continued)
Callable 06/06/2022 @ $102 6.750%, 04/23/2023	$2,390,000	$2,355,345

		20,434,331

TOTAL CORPORATE OBLIGATIONS (Cost $88,029,580)		85,262,714

U.S. TREASURY OBLIGATIONS — 10.5%

U.S. Treasury Inflation Indexed Bonds
0.625%, 04/15/2023	20,203,410	20,908,162
0.375%, 07/15/2023	6,695,517	6,962,422
0.125%, 01/15/2023	18,170,524	18,680,151

TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,978,736)		46,550,735

ASSET-BACKED SECURITIES — 7.8%

Ares LXI CLO, Ser 2021-61A, Cl B
Callable 10/20/2023 @ $100
2.713%, ICE LIBOR USD 3 Month + 1.650%, 10/20/2034	900,000	888,689
Bain Capital Credit CLO, Ser 2021-4A, Cl B
Callable 10/20/2023 @ $100
2.713%, ICE LIBOR USD 3 Month + 1.650%, 10/20/2034	650,000	642,618
Bain Capital Credit CLO, Ser 2021-5A, Cl B
Callable 10/23/2023 @ $100
2.834%, ICE LIBOR USD 3 Month + 1.650%, 10/23/2034	1,860,000	1,841,274
Benefit Street Partners CLO XX, Ser 2021-20A, Cl BR
Callable 01/15/2023 @ $100
2.744%, ICE LIBOR USD 3 Month + 1.700%, 07/15/2034	1,500,000	1,469,104
Canyon CLO, Ser 2021-2A, Cl BR
Callable 10/15/2023 @ $100
2.744%, ICE LIBOR USD 3 Month + 1.700%, 10/15/2034	650,000	643,521

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount(1)	Value
Canyon CLO, Ser 2021-4A, Cl B
Callable 10/15/2023 @ $100
2.744%, ICE LIBOR USD 3 Month + 1.700%, 10/15/2034	$800,000	$792,103
Cedar Funding VIII CLO, Ser 2021-8A, Cl BR
Callable 10/17/2023 @ $100
2.694%, ICE LIBOR USD 3 Month + 1.650%, 10/17/2034	675,000	667,261
Dryden 80 CLO, Ser 2022-80A, Cl BR
Callable 01/17/2023 @ $100
2.596%, SOFR 3 Month + 1.750%, 01/17/2033	3,000,000	2,946,186
Fort Washington CLO, Ser 2021-2A, Cl B
Callable 10/20/2023 @ $100
2.813%, ICE LIBOR USD 3 Month + 1.750%, 10/20/2034	800,000	790,422
HPS Loan Management, Ser 2022-19, Cl BR
Callable 01/22/2024 @ $100
2.755%, SOFR 3 Month + 1.850%, 01/22/2035	5,000,000	4,963,940
KKR CLO 16, Ser 2021-16, Cl A2R2
Callable 10/20/2023 @ $100
2.813%, ICE LIBOR USD 3 Month + 1.750%, 10/20/2034	4,625,000	4,578,597
KKR CLO 27, Ser 2022-27A, Cl BR
Callable 04/15/2023 @ $100
2.696%, SOFR 3 Month + 1.850%, 10/15/2032	1,675,000	1,665,315
KKR CLO 35, Ser 2021-35A, Cl B
Callable 10/20/2023 @ $100
2.763%, ICE LIBOR USD 3 Month + 1.700%, 10/20/2034	2,057,142	2,035,071
OCP CLO, Ser 2021-19A, Cl BR
Callable 10/20/2023 @ $100
2.763%, ICE LIBOR USD 3 Month + 1.700%, 10/20/2034	900,000	890,347
Octagon Investment Partners 44, Ser 2021-1A, Cl BR
Callable 10/15/2023 @ $100
2.744%, ICE LIBOR USD 3 Month + 1.700%, 10/15/2034	1,150,000	1,142,021
Sixth Street CLO XX, Ser 2021-20A, Cl B
Callable 10/20/2023 @ $100
2.713%, ICE LIBOR USD 3 Month + 1.650%, 10/20/2034	350,000	346,002

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount(1)	Value
TCW CLO, Ser 2021-1A, Cl BR
Callable 11/16/2023 @ $100
2.209%, ICE LIBOR USD 3 Month + 1.750%, 08/16/2034	$1,200,000	$1,182,510
TICP CLO XII, Ser 2021-12A, Cl BR
Callable 07/15/2023 @ $100
2.694%, ICE LIBOR USD 3 Month + 1.650%, 07/15/2034	1,250,000	1,238,318
Whitebox CLO I, Ser 2021-1A, Cl ANBR
Callable 10/24/2022 @ $100
2.884%, ICE LIBOR USD 3 Month + 1.700%, 07/24/2032	5,450,000	5,406,569
Whitebox CLO III, Ser 2021-3A, Cl B
Callable 10/15/2023 @ $100
2.844%, ICE LIBOR USD 3 Month + 1.800%, 10/15/2034	415,000	410,828

TOTAL ASSET-BACKED SECURITIES (Cost $34,922,636)		34,540,696

EXCHANGE TRADED FUNDS — 5.5%

	Shares
iShares MSCI ACWI Fund	3,081	282,620
iShares MSCI Emerging Markets Fund	16,819	712,789
KraneShares Global Carbon Strategy ETF	443,885	21,040,149
Xtrackers Harvest CSI 300 China Fund, Cl A	80,088	2,401,039

TOTAL EXCHANGE TRADED FUNDS (Cost $23,714,340)		24,436,597

SOVEREIGN DEBT — 4.7%

	Face Amount(1)
Bonos de la Tesoreria de la Republica en pesos
4.700%, 09/01/2030		2,225,996
4.500%, 03/01/2026		2,767,086
Brazil Notas do Tesouro Nacional Ser F
10.000%, 01/01/2031	BRL 12,400,000	2,227,504
10.000%, 01/01/2033	BRL 9,500,000	1,738,946
Colombian TES
9.250%, 05/28/2042		1,011,725
7.000%, 06/30/2032		1,045,163
5.750%, 11/03/2027		1,850,696
Mexican Bonos
8.500%, 11/18/2038	MXN 14,200,000	657,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)	Value
7.750%, 05/29/2031	MXN 25,300,000	$1,136,724
5.500%, 03/04/2027	MXN 10,700,000	450,814
5.000%, 03/06/2025	MXN 32,400,000	1,425,114
Peru Government Bond
6.150%, 08/12/2032	PEN 4,600,000	1,044,370
5.940%, 02/12/2029	PEN 4,600,000	1,081,728
5.400%, 08/12/2034	PEN 10,600,000	2,186,696

TOTAL SOVEREIGN DEBT (Cost $22,362,343)		20,849,562

PREFERRED STOCK — 0.0%

	Shares

Germany — 0.0%
Jungheinrich **	421	10,264

South Korea — 0.0%
Samsung Electronics **	837	38,850

TOTAL PREFERRED STOCK (Cost $69,564)		49,114

RIGHTS — 0.0%

	Number of Rights

Switzerland — 0.0%
Mobimo Holding, Strike Price 245 CHF, 05/10/2022 *	16	56

TOTAL RIGHTS (Cost $—)		56

TOTAL INVESTMENTS — 87.0% (Cost $396,223,972)		$385,836,041

Percentages are based on Net Assets of $443,674,245.

*	Non-income producing security.
**	There is currently no rate available.
‡	Real Estate Investment Trust.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2022 was $0 ($ Thousands) and represented 0.0% of Net Assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

(C)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2022, was $0 and represented 0.0% of net assets.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(E)	Perpetual security with no stated maturity date.

ACWI — All Country World Index

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

CNH — Chinese Yuan Offshore

COP — Colombian Peso

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

ICE— Intercontinental Exchange

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

PEN — Peruvian Nuevo Sol

S&P— Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman	05/06/22	JPY	7,708,214	USD	58,828	$(580)
Brown Brothers Harriman	05/06/22	USD	42,274	JPY	5,539,160	417
Morgan Stanley	06/15/22	USD	16,404,558	JPY	1,900,343,000	(1,736,037)
Morgan Stanley	06/15/22	USD	13,661,683	CAD	17,389,000	(127,302)
Morgan Stanley	06/15/22	USD	4,301,168	CHF	4,004,000	(174,855)
Morgan Stanley	06/15/22	USD	6,920,432	CNH	44,050,000	(310,844)
Morgan Stanley	06/15/22	USD	504,718	DKK	3,430,000	(17,191)
Morgan Stanley	06/15/22	USD	44,010,496	EUR	40,240,000	(1,463,991)
Morgan Stanley	06/15/22	USD	21,178,477	GBP	16,255,000	(737,215)
Morgan Stanley	06/15/22	USD	9,881,562	AUD	13,400,000	(405,623)
Morgan Stanley	06/15/22	SEK	12,079,000	USD	1,243,476	11,702
Morgan Stanley	06/15/22	EUR	21,400,000	USD	23,656,639	1,030,018
Morgan Stanley	06/15/22	JPY	6,520,020,000	USD	52,785,590	2,458,339
Morgan Stanley	06/15/22	NOK	4,441,000	USD	493,050	19,492
Morgan Stanley	07/21/22	BRL	7,411,129	USD	1,545,692	84,411
Morgan Stanley	07/21/22	MXN	24,687,742	USD	1,226,918	36,566
Morgan Stanley	07/21/22	CLP	1,529,684,578	USD	1,867,063	102,581
Morgan Stanley	07/21/22	COP	5,952,307,175	USD	1,560,647	77,516
Morgan Stanley	07/21/22	PEN	6,187,560	USD	1,633,809	36,886

						$(1,115,710)

The open futures contracts held by the Fund at April 30, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 10-Year Treasury Note	248	6/24/22	$30,530,624	$29,550,750	$(979,874)

Short Contracts
MSCI EAFE Index	(36)	6/20/22	$(3,646,121)	$(3,593,880)	$52,241
MSCI Emerging Markets	(9)	6/20/22	(477,341)	(475,830)	1,511
Nikkei 225 Index	(74)	6/12/22	(16,032,356)	(15,321,749)	(1,142,218)
S&P 500 Index E-MINI	(83)	6/20/22	(17,400,604)	(17,129,125)	271,479

			$(37,556,422)	$(36,520,584)	$(816,987)

			$(7,025,798)	$(6,969,834)	$(1,796,861)

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

The following is a summary of the level inputs used as of April 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$304,746	$—	$—	$304,746
Australia	—	69,273	—	69,273
Austria	—	780,599	—	780,599
Belgium	—	170,395	—	170,395
Brazil	1,173,031	—	—	1,173,031
Canada	477,089	—	—	477,089
Chile	78,014	—	—	78,014
China	1,779,571	—	—	1,779,571
Denmark	—	1,485,605	—	1,485,605
Finland	—	291,820	—	291,820
France	—	1,073,304	—	1,073,304
Germany	—	3,551,819	—	3,551,819
Greece	—	692,910	—	692,910
Hong Kong	—	1,852,519	—	1,852,519
Hungary	—	764,142	—	764,142
India	—	2,685,171	—	2,685,171
Indonesia	—	580,522	—	580,522
Ireland	—	80,355	—	80,355
Italy	—	2,545,775	—	2,545,775
Japan	—	38,182,249	—	38,182,249
Mexico	1,400,197	—	—	1,400,197
Netherlands	—	482,550	—	482,550
New Zealand	—	438,467	—	438,467
Norway	—	743,237	—	743,237
Poland	—	320,920	—	320,920
Portugal	—	1,054,232	—	1,054,232
Russia	—	—	—	—
South Africa	—	927,469	—	927,469
South Korea	—	3,049,604	—	3,049,604
Spain	—	3,005,712	—	3,005,712
Sweden	—	1,153,456	—	1,153,456
Switzerland	—	1,055,723	—	1,055,723
Taiwan	8,441	2,623,240	—	2,631,681
Turkey	—	244,117	—	244,117
United Kingdom	—	1,169,249	—	1,169,249
United States	97,851,044	—	—	97,851,044

Total Common Stock	103,072,133	71,074,434	—	174,146,567

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$85,262,714	$—	$85,262,714
U.S. Treasury Obligations	—	46,550,735	—	46,550,735
Asset-Backed Securities	—	34,540,696	—	34,540,696
Exchange Traded Funds	24,436,597	—	—	24,436,597
Sovereign Debt	—	20,849,562	—	20,849,562
Preferred Stock	—	49,114	—	49,114
Rights	56	—	—	56

Total Investments in Securities	$127,508,786	$258,327,255	$—	$385,836,041

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$325,231	$–	$–	$325,231
Unrealized Depreciation	(2,122,092)	–	–	(2,122,092)
Forward Foreign Currency
Contracts*
Unrealized Appreciation	–	3,857,928	–	3,857,928
Unrealized Depreciation	–	(4,973,638)	–	(4,973,638)

Total Other Financial Instruments	$(1,796,861)	$ (1,115,710)	$–	$(2,912,571)

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

*	Forward foreign currency contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $396,223,972)	$385,836,041
Foreign Currency, at Value (Cost $614,659)	627,399
Cash and Cash Equivalents	47,202,736
Cash Pledged as Collateral for Futures Contracts	6,883,866
Unrealized Appreciation on Forward Foreign Currency Contracts	3,857,928
Cash Pledged as Collateral for Forward Foreign Currency Contracts	3,200,000
Dividend and Interest Receivable	1,480,439
Reclaim Receivable	175,494
Receivable for Investment Securities Sold	137,776
Receivable for Capital Shares Sold	36,191
Unrealized Appreciation on Foreign Spot Currency Contracts	5,231
Other Prepaid Expenses	25,747

Total Assets	449,468,848

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Contracts	4,973,638
Payable for Investment Securities Purchased	459,597
Payable due to Investment Adviser	195,624
Payable due to Administrator	44,739
Accrued Foreign Capital Gains Tax on Appreciated Securities	36,042
Shareholder Servicing Fees Payable	7,326
Chief Compliance Officer Fees Payable	2,379
Payable for Capital Shares Redeemed	140
Other Accrued Expenses and Other Payables	75,118

Total Liabilities	5,794,603

Net Assets	$443,674,245

NET ASSETS CONSIST OF:
Paid-in Capital	$473,787,780
Total Accumulated Losses	(30,113,535)

Net Assets	$443,674,245

Institutional Shares:
Net Assets	$437,936,455
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	39,474,645
Net Asset Value, Offering and Redemption Price Per Share	$ 11.09

Investor Servicing Shares:
Net Assets	$ 5,737,790
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	516,881
Net Asset Value, Offering and Redemption Price Per Share	$ 11.10

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2022 (Unaudited)
Investment Income:
Dividends	$1,646,800
Interest	2,675,735
Less: Foreign Taxes Withheld	(122,472)

Total Investment Income	4,200,063

Expenses:
Investment Advisory Fees	1,511,562
Administration Fees	241,850
Trustees’ Fees	9,689
Shareholder Servicing Fees, Investor Shares	4,621
Chief Compliance Officer Fees	3,859
Custodian Fees	44,682
Transfer Agent Fees	32,287
Pricing Fees	27,921
Registration and Filing Fees	26,130
Legal Fees	20,385
Printing Fees	19,731
Audit Fees	12,793
Other Expenses	16,485

Total Expenses	1,971,995

Less:
Waiver of Investment Advisory Fees	(455,812)

Net Expenses	1,516,183

Net Investment Income	2,683,880

Net Realized Gain (Loss) on:
Investments (Net of Capital Gains Tax of $2,014)	(12,336,945)
Futures Contracts	(1,996,403)
Forward Foreign Currency Contracts	(4,058,468)
Foreign Currency Transactions	(102,193)

Net Realized Loss	(18,494,009)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2022 (Unaudited)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	$(43,198,113)
Futures Contracts	(1,421,839)
Foreign Capital Gains Tax on Appreciated Securities	24,007
Forward Foreign Currency Contracts	(758,638)
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(36,403)

Net Change in Unrealized Appreciation (Depreciation)	(45,390,986)

Net Realized and Unrealized Loss on Investments, Futures Contracts,
Foreign Capital Gains Tax on Appreciated Securities, Forward Foreign
Currency Contracts and Foreign Currency Transactions and Translation of
Other Assets and Liabilities Denominated in Foreign Currencies	(63,884,995)

Net Decrease in Net Assets Resulting from Operations	$(61,201,115)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$2,683,880	$2,291,988
Net Realized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(18,494,009)	34,445,069
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Forward Foreign Currency Contracts, Foreign Currency Transactions and Translation of Other Assets, Foreign Capital Gains Tax on Appreciated Securities and Liabilities Denominated in Foreign Currencies	(45,390,986)	13,348,046

Net Increase (Decrease) in Net Assets Resulting From Operations	(61,201,115)	50,085,103

Distributions:
Institutional Shares	(26,063,584)	(2,751,544)
Investor Servicing Shares	(333,355)	(239,597)

Total Distributions	(26,396,939)	(2,991,141)

Capital Share Transactions:(1)
Institutional Shares
Issued	282,899,688	3,979,330
Reinvestment of Distributions	25,867,199	2,702,498
Redeemed	(9,745,786)	(20,022,810)

Net Institutional Shares Transactions	299,021,101	(13,340,982)

Investor Servicing Shares
Issued	267,882	1,456,002
Reinvestment of Distributions	322,444	236,731
Redeemed	(366,035)	(16,210,450)

Net Investor Servicing Shares Transactions	224,291	(14,517,717)

Net Increase (Decrease) in Net Assets From Capital
Share Transactions	299,245,392	(27,858,699)

Total Increase in Net Assets	211,647,338	19,235,263

Net Assets:
Beginning of Period/Year	232,026,907	212,791,644

End of Period/Year	$443,674,245	$232,026,907

(1)	See Note 9 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout Each Period/Year

Institutional Shares

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net Asset Value, Beginning of Period/ Year	$13.56	$11.08	$10.87	$10.56	$11.59	$10.51

Income (Loss) from Investment Operations:
Net Investment Income*	0.08	0.12	0.13	0.20	0.16	0.18
Net Realized and Unrealized Gain (Loss)	(1.85)	2.52	0.25	0.37	(0.54)	1.14

Total from Investment Operations	(1.77)	2.64	0.38	0.57	(0.38)	1.32

Dividends and Distributions:
Net Investment Income	(0.04)	(0.16)	(0.17)	(0.03)	(0.21)	(0.13)
Net Realized Gains	(0.66)	–	–	(0.23)	(0.44)	(0.11)

Total Dividends and Distributions	(0.70)	(0.16)	(0.17)	(0.26)	(0.65)	(0.24)

Net Asset Value, End of Period/Year	$11.09	$13.56	$11.08	$10.87	$10.56	$11.59

Total Return†	(13.73)%	23.94%	3.46%	5.66%	(3.60)%	12.79%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$437,936	$225,285	$195,263	$207,452	$204,939	$157,511
Ratio of Expenses to Average Net Assets	0.75%††	0.75%	0.75%	0.75%	0.67%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.98%††	1.05%	1.13%	1.13%	1.13%	1.17%
Ratio of Net Investment Income to Average Net Assets	1.34%††	0.95%	1.24%	1.88%	1.46%	1.66%
Portfolio Turnover Rate	81%‡	130%	144%	119%	109%	124%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout Each Period/Year

Investor Servicing Shares

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017
Net Asset Value, Beginning of Period/ Year	$13.55	$11.07	$10.86	$10.55	$11.60	$10.53

Income (Loss) from Investment Operations:
Net Investment Income*	0.07	0.12	0.12	0.18	0.16	0.17
Net Realized and Unrealized Gain (Loss)	(1.84)	2.51	0.25	0.38	(0.57)	1.14

Total from Investment Operations	(1.77)	2.63	0.37	0.56	(0.41)	1.31

Dividends and Distributions:
Net Investment Income	(0.02)	(0.15)	(0.16)	(0.02)	(0.20)	(0.13)
Net Realized Gains	(0.66)	–	–	(0.23)	(0.44)	(0.11)

Total Dividends and Distributions	(0.68)	(0.15)	(0.16)	(0.25)	(0.64)	(0.24)

Net Asset Value, End of Period/Year	$11.10	$13.55	$11.07	$10.86	$10.55	$11.60

Total Return†	(13.74)%	23.85%	3.34%	5.58%	(3.81)%	12.67%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$5,738	$6,742	$17,529	$16,053	$3,119	$552
Ratio of Expenses to Average Net Assets	0.90%††	0.81%	0.87%	0.90%	0.87%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.13%††	1.11%	1.25%	1.28%	1.30%	1.16%
Ratio of Net Investment Income to Average Net Assets	1.08%††	0.94%	1.11%	1.69%	1.39%	1.55%
Portfolio Turnover Rate	81%‡	130%	144%	119%	109%	124%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek total return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2022, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2022, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Fund enters into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward foreign currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year is presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2022.

For the six months ended April 30, 2022, the average quarterly balances of forward foreign currency contracts were as follows:

Average Quarterly Notional Contracts Purchased	$(140,173,859)
Average Quarterly Notional Contracts Sold	$56,014,710

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

Futures Contracts — The Fund utilized futures contracts during the six months ended April 30, 2022. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2022.

For the six months ended April 30, 2022, the average quarterly notional amount of futures contracts held were as follows:

Average Quarterly Notional Balance Long	$28,978,319
Average Quarterly Notional Balance Short	$(57,120,191)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

The fair value of derivative instruments as of April 30, 2022, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Equity contracts	Unrealized appreciation on futures contracts	$ 325,231	*	Unrealized depreciation on futures contracts	$ 1,142,218	*

Interest rate contracts	Unrealized appreciation on futures contracts	-	*	Unrealized depreciation on futures contracts	$979,874	*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,857,928		Unrealized depreciation on forward foreign currency contracts	4,973,638

Total		$4,183,159			$ 7,095,730

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2022, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total

Foreign exchange contracts	$ -	$(4,058,468)	$(4,058,468)

Equity contracts	1,052,838	—	1,052,838

Interest rate contracts	(3,049,241)	—	(3,049,241)

Total	$(1,996,403)	$(4,058,468)	$(6,054,871)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total

Foreign exchange contracts	$ -	$(758,638)	$ (758,638)

Equity contracts	(594,830)	—	(594,830)

Interest rate contracts	(827,009)	—	(827,009)

Total	$(1,421,839)	$(758,638)	$(2,180,477)

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

The following is a summary of derivatives subject to master netting agreements and the collateral (received)/pledged by counterparty in connection with the master netting agreements as of April 30, 2022:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received) †	Net Amount ‡

	Forward Foreign Currency Contracts

Brown Brothers Harriman	$ 417	$ (580)	$ (163)	$ 163	$ -
Morgan Stanley	3,857,511	(4,973,058)	(1,115,547)	1,115,547	-

Total	$3,857,928	$(4,973,638)	$(1,115,710)	$1,115,710	$-

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

‡ Represents receivable from/payable to counterparty in the event of default.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2022, the Fund paid $241,850 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the six months ended April 30, 2022, the Investor Servicing Shares paid $4,621 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser had contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of the Fund’s Investor Servicing Shares and Institutional Shares until April 30, 2023 (the “Expense Limitation”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2022. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023. As of April 30, 2022, the fees which were previously waived and/

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser were $794,493, $777,377 and $819,717 expiring in 2023, 2024 and 2025, respectively.

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the six months ended April 30, 2022, were as follows:

Purchases
U.S. Government	$27,939,464
Other	388,597,048
Sales
U.S. Government	$—
Other	239,452,342

9. Share Transactions:

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Institutional Shares
Issued	21,606,264	304,953
Reinvestment of Distributions	2,041,425	215,167
Redeemed	(783,572)	(1,531,296)

Total Institutional Shares Transactions	22,864,117	(1,011,176)

Investor Servicing Shares
Issued	22,913	114,006
Reinvestment of Distributions	25,467	18,848
Redeemed	(28,905)	(1,218,676)

Total Investor Servicing Shares Transactions	19,475	(1,085,822)

Net Increase (Decrease) in Shares Outstanding From Share Transactions	22,883,592	(2,096,998)

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to investments in foreign

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

currency, paydown adjustments, REIT adjustments, and Perpetual Bond adjustments. As of April 30, 2022, the Fund has no permanent reclassifications credited or charged to paid-in-capital and distributable earnings (accumulated losses).

The tax character of dividends or distributions declared during the years ended October 31.

	Ordinary Income	Long-Term Capital Gain	Total
2021	$2,991,141	$—	$2,991,141
2020	3,398,910	—	3,398,910

As October 31, 2021 of the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$11,447,921
Undistributed Long-Term Capital Gains	14,693,259
Unrealized Appreciation	31,344,911
Other Temporary Differences	(1,572)

Total Distributable Earnings	$57,484,519

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to mark-to-market on PFIC securities, perpetual bonds and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2022, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$396,223,972	$ 14,051,268	$ (24,439,199)	$ (10,387,931)

11. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Asset Allocation Risk – The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/ or underperform the markets in which the Fund invests.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Small- and Mid-Capitalization Company Risk – Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure,

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

nationalization or creation of government monopolies.

Risks of Investing in Other Investment Companies – To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Collateralized Debt Obligations Risk – The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

Collateralized Loan Obligation Risk. The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Collateralized Bond Obligation Risk. The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Foreign Sovereign Debt Securities Risk – The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/ or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

Bank Obligations Risk – The Fund’s investments in bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Active Trading Risk – The Fund may actively trade which may result in higher transaction costs to the Fund. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk – Due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in pooled investment vehicles sponsored or managed by the Adviser or its affiliates in lieu of investments directly in portfolio securities, or in lieu of investments in pooled investment vehicles sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in pooled investment vehicles sponsored or managed by the Adviser or its affiliates.

Unregistered Funds Risk – Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Reverse Repurchase Agreements Risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Securities Lending Risk – Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value (“NAV”) while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022 (Unaudited)

12. Other:

At April 30, 2022, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of	% Ownership
Institutional Shares	3	81%

Investor Servicing Shares	1	94%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2022.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2021 to April 30, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5%calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited) - concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period*
PineBridge Dynamic Asset Allocation Fund - Institutional
Actual Portfolio Return	$1,000.00	$862.70	0.75%	$3.46
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
PineBridge Dynamic Asset Allocation Fund - Investor Servicing
Actual Portfolio Return	$1,000.00	$862.60	0.90%	4.16
Hypothetical 5% Return	1,000.00	1,020.33	0.90	4.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown.)

NOTES

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2022

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 17, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report also noted that the Board approved a change to the membership of the committee serving as Program Administrator. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

PineBridge Investments

Park Avenue Tower

65 East 55th Street

New York, NY 10022

1-877-225-4164

Investment Adviser:

PineBridge Investments LLC

Park Avenue Tower

65 East 55th Street

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-SA-001-0700

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022